Summary of Significant Accounting Policies - Information by revenue categories (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,315,361	$ 12,562,180	$ 14,636,763	$ 20,191,935	$ 9,415,119
Product [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,814,451	11,239,035	12,276,442	12,984,977	8,096,808
Merchandise [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			0	3,309,138	662,960
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,500,910	563,145	1,600,321	3,897,820	606,448
Rent [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers			0	$ 0	$ 48,903
Distribution right [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 760,000	$ 760,000